Consolidated Statements of Operations Information - Credit losses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
(Reversal of) credit losses on loans and receivables and guarantees, net	$ (47)	$ 88	$ (3,108)
Former consolidated entity
Disclosure of financial assets [line items]
Credit losses relating to the consideration on sale of subsidiary				$ 3,200
Credit losses on corporate guarantees				$ 3,134